RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the partnership entered into the transactions below with related parties. These transactions have been measured at fair value and are recognized in the consolidated financial statements. The ultimate parent of the partnership is Brookfield Corporation. Other related parties of the partnership include Brookfield Corporation’s subsidiaries, affiliates, and operating entities.
(a)Transactions with Brookfield
As at December 31, 2025, the partnership had $1 billion available on its revolving acquisition credit facility with Brookfield and $nil was drawn (2024: $nil). Refer to Note 17 for further details.
From time to time, each of Brookfield and the partnership may place funds on deposit with the other, on terms approved by the independent directors of the partnership’s General Partner, pursuant to deposit agreements entered into between Brookfield and the partnership (the “Deposit Agreements”). Interest earned or incurred on such deposits is at market terms. As at December 31, 2025, the net deposit from Brookfield was $nil (2024: $nil) and the partnership incurred interest income (expense) of $nil for the year ended December 31, 2025 (2024: $nil, 2023: $nil) on these deposits.
Pursuant to the Master Services Agreement (“Master Services Agreement”), the partnership and other service recipients (the “Service Recipients” as defined in the Master Services Agreement) pay a base management fee, referred to as the Base Management Fee, to certain service providers (the “Service Providers” as defined in the Master Services Agreement) which are wholly-owned subsidiaries of Brookfield Asset Management, equal to 0.3125% per quarter (1.25% annually) of the total capitalization of the partnership, which is reflected within general and administrative expenses. For purposes of calculating the Base Management Fee, the total capitalization of the partnership is equal to the quarterly volume-weighted average trading price of an LP Unit on the principal stock exchange for the LP Units (based on trading volumes) multiplied by the number of LP Units outstanding at the end of the quarter (assuming full conversion of the Redemption-Exchange Units into LP Units of Brookfield Business Partners L.P.), plus the value of securities of the other Service Recipients (including the BBUC exchangeable shares) that are not held by the partnership, plus all outstanding debt with recourse to a Service Recipient, less all cash held by such entities. The Base Management Fee for the year ended December 31, 2025 was $97 million (2024: $92 million, 2023: $87 million).
In its capacity as the holder of the Special LP Units, Brookfield is entitled to incentive distribution rights. The total incentive distribution for the year ended December 31, 2025 was $95 million (2024: $nil, 2023: $nil). Refer to Note 19 for further details.
An integral part of the partnership’s strategy is to participate alongside institutional investors in Brookfield-sponsored private equity funds that target acquisitions that suit the partnership’s investment mandate. In the normal course of business, the partnership and institutional investors have made commitments to Brookfield-sponsored private equity funds, and in connection therewith, the partnership, together with institutional investors, has access to short-term financing using the private equity funds’ credit facilities to facilitate investments that Brookfield has determined to be in the partnership’s best interests.
In addition, at the time of spin-off of the partnership from Brookfield in 2016, the partnership entered into indemnity agreements with Brookfield that relate to certain contracts that were in place prior to the spin-off. Under these indemnity agreements, Brookfield has agreed to indemnify the partnership for payments relating to such contracts.
(i)    Sale of interests into new evergreen private equity fund
On July 4, 2025, the partnership completed the sale of a partial interest in three businesses to a new evergreen private equity fund, managed by Brookfield Asset Management. The transferred interests included 12% of the partnership's engineered components manufacturing operation, 7% of the partnership’s dealer software and technology services operation, and 5% of the partnership's work access services operation. In exchange, the partnership received units of the new evergreen private equity fund with an initial redemption value of $688 million, representing an 8.6% discount to the net asset value of the interests sold. In the 18-month period following the initial closing of the evergreen private equity fund, the units are redeemable for cash at an 8.6% discount to their net asset value at the time of redemption. Any remaining units still outstanding after this 18-month period will be redeemable at their net asset value.
The partnership recorded a loss of $14 million in the consolidated statements of operating results, included in other income (expense), relating to the partial sale of an interest in its equity-accounted work access services operation, which continues to be equity-accounted by the partnership following the transaction. Furthermore, the partnership recorded a gain of $280 million in the consolidated statements of changes in equity, included in ownership changes and other, relating to its engineered components manufacturing operation and dealer software and technology services operation, which continue to be consolidated subsidiaries of the partnership.
The units of the new evergreen private equity fund received represent an investment in an equity instrument of the fund and are accounted for as a financial asset measured at FVOCI. For the year ended December 31, 2025, the new evergreen private equity fund partially redeemed 13% of the units held by the partnership for proceeds of $87 million. The fair value of the units remaining as at December 31, 2025 was $584 million.
(b)Other
In the normal course of operations, the partnership’s residential mortgage insurer provides insurance policies to borrowers of the partnership’s Canadian residential and multi-family mortgage lender at market rates. The partnership’s residential mortgage insurer has provided the partnership’s Canadian residential and multi-family mortgage lender with bulk insurance at market premiums. For the year ended December 31, 2025, the total bulk insurance premiums received by the partnership’s residential mortgage insurer were not material.
The following table summarizes revenues the partnership has earned from transactions with related parties for the years ended December 31, 2025, 2024 and 2023:

		Year ended December 31,
(US$ MILLIONS)	Related Parties	2025	2024	2023
Revenues
	Brookfield Corporation (1)	$170	$236	$116
	Equity accounted investments of operating subsidiaries (2)	816	786	756
	Associates of operating subsidiaries (3)	285	235	219
	Other	53	63	51
		$1,324	$1,320	$1,142
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(1)Includes revenues earned by the partnership’s construction services from an affiliate of Brookfield Corporation.
(2)Includes revenues earned by the partnership’s advanced energy storage operation from an associate.
(3)The partnership corrected its comparative period disclosure for 2024 and 2023 to include revenue earned by the partnership’s Australian asset manager and lender from an associate.
The following table summarizes balances with related parties as at December 31, 2025 and 2024:

(US$ MILLIONS)	Related Parties	2025	2024
Financial assets
	Brookfield Corporation (1)	$584	$—
	Associates of operating subsidiaries	63	—
		$647	$—
Accounts and other receivable, net
	Brookfield Corporation	$445	$447
	Equity accounted investments of operating subsidiaries	89	64
	Associates of operating subsidiaries (2)	63	32
	Other	58	10
		$655	$553
Accounts payable and other
	Brookfield Corporation (3)	$330	$398
	Other	—	31
		$330	$429
Non-recourse borrowings in subsidiaries of the partnership
	Brookfield Wealth Solutions	$84	$143
	Associates of operating subsidiaries (2)	348	280
		$432	$423

Interest of others in operating subsidiaries	Brookfield Wealth Solutions	$4	$4
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(1)Includes the fair value of units in a new evergreen private equity fund managed by Brookfield Asset Management.
(2)The partnership corrected its comparative period disclosure for 2024 to include balances between the partnership’s Australian asset manager and lender and an associate.
(3)Includes $170 million related to a tax receivable agreement due to an affiliate of Brookfield Corporation by the partnership’s advanced energy storage operation (2024: $268 million).